3. Debt (Details Narrative) (Convertible Notes Payable) - USD ($)					1 Months Ended								6 Months Ended	12 Months Ended
	Jun. 09, 2017	May 03, 2017	Apr. 05, 2017	Mar. 14, 2017	Nov. 30, 2016	Aug. 30, 2016	Jun. 30, 2016	May 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Oct. 31, 2015	Sep. 30, 2015	Jun. 30, 2017	Dec. 31, 2016	Jun. 28, 2017	Jun. 15, 2017	May 22, 2017	Apr. 18, 2017	Dec. 28, 2016	Dec. 06, 2016	Oct. 04, 2016	Sep. 30, 2016	Sep. 15, 2016	Aug. 31, 2016	Aug. 29, 2016	Aug. 26, 2016	Aug. 19, 2016	Aug. 05, 2016	Jul. 18, 2016	Jun. 24, 2016	May 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2014
Principal amount											$ 400,000																					$ 400,000
Interest rate											18.00%																					18.00%
Maturity date											Mar. 31, 2016
Common stock shares outstanding													129,298,133	111,438,236																			66,600,367
Convertible Note One [Member]
Principal amount					$ 100,000		$ 50,000	$ 50,000	$ 75,000	$ 48,800		$ 250,000																$ 21,075			$ 141,102
Accrued interest									$ 16,667
Interest rate							1425600.00%	1425600.00%	22.00%			10.00%																22.00%			12.00%		10.00%
Convertible notes payable borrowing												$ 75,000																					$ 248,800	$ 50,000
Maturity date								Sep. 15, 2017
Convertible notes payable share price					$ 0.07					$ 0.12		$ 0.305
Percentage of convertible notes payable					25.00%					70.00%		65.00%
Original issue discount									$ 15,500	$ 5,850																							20,350
Loss on extinguishment														$ 140,258
Converted common stock					350,000	1,953,125
Proceeeds from converted common stock						$ 25,000
Percentage of unpaid principal balance					$ 0.65				$ 0.65																						$ 0.60
Outstanding balance																												$ 161,575
Warrant issued to purchase common stock										500,000
Conversion of note payable into common stock							649,450	649,450	467,740
Note receivable									$ 125,000																						$ 120,600		200,000
Sale of securities																															$ 500,000
Extension fees received																												15,000
Converted principal amount into common shares																												$ 10,000
Common stock in escrow as collateral										13,291,667
Distributed to lender's legal counsel																																	20,000
Debt discount																																	40,350
Convertible Note One [Member] | Tranche One [Member]
Percentage of convertible notes payable										125.00%
Exercise price										$ 0.175
Exercise price of newly issued notes										$ 0.168
Warrant issued to purchase common stock in two tranches										250,000
Convertible Note One [Member] | Bellridge Capital LLC [Member]
Principal amount		$ 50,000
Accrued interest		$ 781
Converted common stock		469,559
Common stock issued		1,411,426
Common stock shares outstanding		7,219
Convertible Notes Payable [Member]
Principal amount										$ 54,650				50,000					$ 47,500	$ 150,000				$ 400,000	$ 120,600									$ 110,000
Accrued interest					$ 10,000	$ 4,243
Interest rate																				5.00%				3.00%
Note payable																				$ 85,000
Legal expenses														10,000
Convertible notes payable borrowing														$ 6,500,000								$ 125,000
Maturity date	Aug. 10, 2017				Jun. 09, 2017					Feb. 26, 2017		Sep. 15, 2017
Convertible notes payable share price														$ 0.12					$ 0.06					$ 0.025
Percentage of convertible notes payable														70.00%					125.00%			50.00%		150.00%
Exercise price																								$ 0.06
Loss on extinguishment														$ 34,673
Number of trading days					20 days									20 days
Converted common stock						4,313,339							1,000,000		510,000	1,100,000	500,000	1,132,000
Proceeeds from converted common stock						$ 54,650									$ 25,500	$ 55,000	$ 35,000	$ 28,300
Outstanding balance																										$ 152,945
Common stock issued														1,000,000										4,000,000					7,000,000
Purchase price of shares																								$ 0.05
Percentage of maximum aggregate number of shares issued														300.00%
Convertible note conversion description

The Notes may be prepaid in whole or in part by the Company at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Notes are convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice, provided that the conversion price will not be less than $0.06 per share

Reverse stock split													1:15
Warrant issued to purchase common stock														500,000
Settlement agreement																					$ 42,210
Increased share reserve																											48,000,000		18,572,365
Note receivable																																	$ 240,350
Interest fees																							$ 3,114			$ 4,119
Convertible Notes Payable [Member] | Restricted Stock [Member]
Maturity date			Nov. 05, 2017
Original issue discount			$ 15,000
Proceeeds from converted common stock			$ 150,000
Common stock issued			300,000
Total due amount			$ 165,000
Common stock price per share			$ 0.10
Outstanding balance percenatge			25.00%
Daily penalty in event of default			$ 100
Convertible Notes Payable [Member] | June 10 to August 16, 2016 [Member]
Converted common stock						6,495,516
Proceeeds from converted common stock						$ 240,350
Convertible Notes Payable [Member] | Maximum [Member]
Convertible notes payable share price	$ 0.05
Convertible Notes Payable [Member] | Minimum [Member]
Convertible notes payable share price	$ 0.07
Convertible Notes Payable [Member] | Bellridge Capital LLC [Member]
Principal amount		$ 100,000		$ 78,750
Accrued interest		$ 1,863
Interest rate				5.00%
Maturity date				Mar. 14, 2018
Converted common stock		941,867
Convertible note conversion description

The Note may be prepaid in whole or in part at a 115% premium if within 120 days of the issue date or 125% after 120 days of the issue date. The Note is convertible into common stock at a 30% discount to the lowest trading price for the ten trading days immediately prior to the delivery of a conversion notice, provided that the conversion price will not be less than $0.06 per share.

Common stock shares outstanding		17,226
Convertible Note Two [Member] | Tranche One [Member]
Percentage of convertible notes payable										150.00%
Exercise price										$ 0.21
Exercise price of newly issued notes										$ 0.140
Warrant issued to purchase common stock in two tranches										250,000
Test Vehicle Financing [Member]
Interest rate																																			5.99%
Restricted common stock																														143,187
UPT Minority Owner [Member]
Minority interest														5.00%
Warrants [Member]
Percentage of convertible notes prepayment penalties										115.00%
Warrant One [Member]
Percentage of convertible notes prepayment penalties										120.00%
Warrant Two [Member]
Percentage of convertible notes prepayment penalties										125.00%
Warrant Three [Member]
Percentage of convertible notes prepayment penalties										130.00%